INCOME TAXES - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended						36 Months Ended
	Mar. 31, 2018	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carried forward | ¥			¥ 756,593
Increase Decrease in net income/loss per ordinary share-basic | ¥ / shares			¥ 0.39		¥ 0.08	¥ 0.20
Increase Decrease in net income/loss per ordinary share-diluted | ¥ / shares			¥ 0.39		¥ 0.07	¥ 0.20
Exemption For Income Tax Holiday [Member]
Income Tax Disclosure [Line Items]
Increase in income tax expenses | ¥			¥ 62,404		¥ 10,399	¥ 18,243
Minimum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2021	Dec. 31, 2021
Maximum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2030	Dec. 31, 2030
BaiJiaHuLian HK [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%						16.50%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Minimum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit		$ 2,000
Income tax rate		8.25%	8.25%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Maximum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit		$ 2,000
Income tax rate		16.50%	16.50%
Beijing BaiJia [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
GaoTuYunJi [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%
Beijing Lexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate		0.00%	0.00%	0.00%	0.00%				12.50%
Wuhan Yuexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate		0.00%	0.00%					12.50%
HK
Income Tax Disclosure [Line Items]
Foreign income tax expense benefit		$ 0		$ 0